Client Name:
Client Project Name:	BRAVO 2025-NQM9
Start - End Dates:	5/5/2025 - 7/9/2025
Deal Loan Count:	63

Conditions Report 2.0

Loans in Report:	63
Loans with Conditions:	19

0 - Total Active Conditions

27 - Total Satisfied Conditions

25 - Credit Review Scope
3 - Category: Application
1 - Category: Assets
1 - Category: Credit/Mtg History
2 - Category: DTI
3 - Category: Income/Employment
1 - Category: Insurance
3 - Category: Legal Documents
1 - Category: Re-Verifications
9 - Category: Terms/Guidelines
1 - Category: Title
2 - Compliance Review Scope
1 - Category: Documentation
1 - Category: Federal Higher-Priced
5 - Total Waived Conditions

4 - Credit Review Scope
2 - Category: Credit/Mtg History
2 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Appraisal

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